Label	Element	Value
FS Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FS SERIES TRUST

Supplement dated January 8, 2020 to the

FS Managed Futures Fund,
FS Global Macro Fund,
FS Real Asset Fund,
FS Long/Short Equity Fund,
FS Market Neutral Fund
and
FS Event Driven Fund

Prospectus, dated April 30, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (each, a “Fund” and collectively, the “Funds”), dated April 30, 2019 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

Risk/Return [Heading]	rr_RiskReturnHeading	FS Global Macro Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, the first sentence of footnote 3 of the fee table for each of the FS Managed Futures Fund, FS Market Neutral Fund and FS Event Driven Fund, and the first sentence of footnote 4 of the fee table for each of the FS Global Macro Fund and FS Real Asset Fund in each respective “Fund Summary — Fees and Expenses of the Fund” section of the Prospectus is deleted and replaced in its entirety with the following:

The Adviser (as defined below) has contractually agreed to waive its management fee until March 31, 2020. Effective immediately, the table after the second paragraph of the section of the Prospectus entitled “Management of the Funds — Investment Adviser and Advisory Arrangements — Investment Adviser” is deleted and replaced in its entirety with the following:

Fund	Contractual Management Fee Rate
FS Managed Futures Fund	1.15%
FS Global Macro Fund	1.15%
FS Real Asset Fund	1.15%
FS Long/Short Equity Fund	1.10%
FS Market Neutral Fund	1.20%
FS Event Driven Fund	1.20%

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.